Remuneration of the Company's key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Management Board
Disclosure of transactions between related parties [line items]
Short-term benefits	€ 3,098	€ 3,840
Share-based payments	12,673	7,287
Total	15,771	11,127
Supervisory Board
Disclosure of transactions between related parties [line items]
Short-term benefits	646	557
Share-based payments	566
Total	€ 1,212	€ 557